POST-EMPLOYMENT BENEFITS - Sensitivity of Key Assumptions (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	CAD (207)	CAD (174)
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	237	199
Pension expense
Increase (decrease) in pension expense due to reasonably possible increase in actuarial assumption	(25)	(21)
Increase (decrease) in pension expense due to reasonably possible decrease in actuarial assumption	CAD 27	CAD 23
Rate of future compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	CAD 21	CAD 18
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	(21)	(18)
Pension expense
Increase (decrease) in pension expense due to reasonably possible increase in actuarial assumption	4	4
Increase (decrease) in pension expense due to reasonably possible decrease in actuarial assumption	CAD (4)	CAD (4)
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year	1 year
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	CAD 49	CAD 48
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	(52)	(49)
Pension expense
Increase (decrease) in pension expense due to reasonably possible increase in actuarial assumption	6	5
Increase (decrease) in pension expense due to reasonably possible decrease in actuarial assumption	CAD (6)	CAD (5)